SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2013 USD ($) segment class indicator	Dec. 31, 2013 CNY indicator segment	Dec. 31, 2012 CNY indicator	Dec. 31, 2011 CNY
Impairment of long-lived assets and intangible assets
Number of indicators of impairment for long-lived assets		0	0	0
Investments
Impairment of an available for sales		$ 201,000	1,217,000	0	0
Revenue recognition
Number of class of services portfolio of content and application delivery to total solutions provided within		1	1
Term of master service agreement		1 year	1 year
Term of renewal option of master service agreement		1 year	1 year
Revenue recognition
Business tax expenses and related surcharges		3,949,000	23,906,000	26,377,000	24,215,000
Value-added tax	6.00%
Business tax rate (as a percent)	5.00%
Advertising expenditures
Advertising expenditures, included in sales and marketing expenses		13,000	81,000	2,196,000	3,159,000
Government grants
Unrestricted grant received		170,000	1,031,000	1,262,000	0
Share-based compensation
Estimated forfeiture rate for management group and the non-management group		0.00%	0.00%	0.00%	0.00%
Segment reporting
Number of reportable segment		1	1
Number of geographical segments		0	0
Employee benefits
Employee benefits incurred under defined contribution plans		$ 6,778,000	41,036,000	22,064,000	12,939,000